Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.60% Senior Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99987
Maximum Aggregate Offering Price	$ 499,935,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,041.02
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-279482 filed on May 17, 2024 (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.15% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99676
Maximum Aggregate Offering Price	$ 996,760,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,652.56
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-279482 filed on May 17, 2024 (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Registration Statement.